Revenue - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	$ 17,726	$ 17,846	$ 32,099	$ 28,386	$ 17,031	$ 18,972	$ 13,517	$ 29,086	$ 39,823		$ 95,362	$ 101,398	$ 142,946
Concertration risk (as a percent)	100.00%				100.00%						100.00%	100.00%	100.00%
Contract liabilities	$ 9,388	7,323	7,323			18,261				$ 7,323	$ 7,323	$ 18,261
Contract liabilities, long-term	14,560	14,732	14,732			903				14,732	14,732	903
Contract assets	13,691	11,253	$ 11,253			$ 0				11,253	11,253	$ 0	$ 0	$ 0
Contract With Customer, Liability, Reclassifications Of Customer Deposits To Refund Liability					$ 6,083					$ 6,100
License revenue | Asia Pacific Customer In Patent Cross License Agreement
Revenue
Revenue	6,400										19,700
Contract liabilities	3,600	3,400									3,400
Contract liabilities, long-term	13,900	13,700									13,700
Contract assets	$ 13,700	$ 11,300									$ 11,300
License revenue | Revenue | Customer Concentration Risk | Asia Pacific Customer In Patent Cross License Agreement
Revenue
Concertration risk (as a percent)											21.00%
One-Time Stocking Fee
Revenue
Revenue											$ 11,100